Interest Rate Swap Agreements	12 Months Ended
Dec. 31, 2015
Interest Rate Swap Agreements
10.	INTEREST RATE SWAP AGREEMENT

The Company is currently a party to one interest rate swap agreement that is used to hedge a portion of the interest rate risk associated with the variable interest rates on the Company’s term loan debt and qualifies for cash flow hedge accounting. The fair value of the interest rate swap is recorded on the Company’s consolidated balance sheet as an asset or liability with the effective portion of the interest rate swap’s gains or losses reported as a component of accumulated other comprehensive loss and the ineffective portion reported in earnings. The changes in fair value are reclassified from accumulated other comprehensive loss into earnings in the same period that the hedged item affects earnings.

The valuation technique used to determine fair value is the income approach and under this approach, the Company uses projected future interest rates as provided by counterparty to the interest rate swap agreement and the fixed rates that the Company is obligated to pay under the agreement. Therefore, the Company’s measurements use significant unobservable inputs, which fall in Level 3 of the U.S. GAAP hierarchy as defined by FASB ASC Topic 820-10-35. There were no changes in valuation techniques during the period and no transfers in or out of Level 3. See Note 11 for a summary of unrealized gains or losses recorded in accumulated other comprehensive loss and earnings.

Below is a summary of the Company’s interest rate swap agreement designated as cash flow hedge as of December 31, 2015:

					Estimated
Notional Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Total Fair Value at December 31, 2015(1)
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	$373

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2015.

The changes in accumulated other comprehensive loss, net of taxes, related to the Company’s interest rate swap agreements for the years ended December 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
Beginning balances – January 1	$(8,867)	$(5,716)	$(2,870)

Other comprehensive loss before reclassifications, net of taxes	(2,668)	(3,169)	(2,154)
Amounts reclassified from accumulated other comprehensive loss to interest expense, net of taxes	5,819	6,015	4,790

Net other comprehensive income	3,151	2,846	2,636

Ending balances – December 31	$(5,716)	$(2,870)	$(234)